Schedule of Investments (unaudited) April 30, 2023	BlackRock Future Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 2.2%
Tesla Inc.(a)	1,463	$240,386

Communications Equipment — 1.1%
Accton Technology Corp.	13,000	126,996

Consumer Finance — 1.0%
Kaspi.KZ JSC	1,328	109,733

Financial Services — 4.6%
Adyen NV(a)(b)	119	191,215
GMO Payment Gateway Inc.	1,800	140,781
Shift4 Payments Inc., Class A(a)(c)	1,745	118,259
Wise PLC(a)	9,451	65,437

		515,692

Electrical Equipment — 1.4%
Array Technologies Inc.(a)	4,024	82,291
Sungrow Power Supply Co. Ltd., Class A	4,765	77,842

		160,133

Electronic Equipment, Instruments & Components — 9.1%
Delta Electronics Inc.	14,000	137,143
Jabil Inc.	2,900	226,635
Lotes Co. Ltd.	4,051	116,160
Maxscend Microelectronics Co. Ltd., Class A	2,672	39,278
Samsung SDI Co. Ltd.	414	214,854
Unimicron Technology Corp.	20,000	95,027
Yageo Corp.	7,000	113,477
Zhejiang Supcon Technology Co. Ltd.	5,379	75,046

		1,017,620

Entertainment — 4.1%
CTS Eventim AG & Co. KGaA(a)	1,366	89,999
Nexon Co. Ltd.	3,400	76,807
Spotify Technology SA(a)	771	103,006
Take-Two Interactive Software Inc.(a)	1,506	187,181

		456,993

Health Care Technology — 0.5%
M3 Inc.	2,300	56,456

Hotels, Restaurants & Leisure — 3.4%
Amadeus IT Group SA(a)	1,652	116,111
Expedia Group Inc.(a)	614	57,691
Trip.com Group Ltd., ADR(a)	5,621	199,602

		373,404

Household Durables — 0.6%
TCL Technology Group Corp., Class A	107,000	61,884

Interactive Media & Services — 2.3%
Kanzhun Ltd., ADR(a)	4,541	83,963
NAVER Corp.	366	53,024
Pinterest Inc., Class A(a)	3,325	76,475
Snap Inc., Class A, NVS(a)	5,164	44,979

		258,441

IT Services — 3.3%
Cloudflare Inc., Class A(a)	1,311	61,682
Grid Dynamics Holdings Inc.(a)	3,883	42,208
MongoDB Inc. (a)(c)	649	155,734
Okta Inc.(a)	907	62,157
Twilio Inc., Class A(a)	896	47,139

		368,920

Security	Shares	Value

Life Sciences Tools & Services — 0.5%
IQVIA Holdings Inc.(a)	296	$55,716

Machinery — 0.8%
Shenzhen Inovance Technology Co. Ltd., Class A	10,300	92,056

Media — 2.6%
Informa PLC	32,204	292,769

Broadline Retail — 3.5%
Coupang Inc.(a)	5,662	94,895
MercadoLibre Inc.(a)	157	200,566
Prosus NV	1,258	94,141

		389,602

Professional Services — 2.3%
Legalzoomcom Inc.(a)(c)	6,891	64,637
Planet Labs PBC(a)	5,350	21,828
Wolters Kluwer NV	1,300	172,242

		258,707

Real Estate Management & Development — 0.7%
KE Holdings Inc., ADR(a)	4,763	74,731

Semiconductors & Semiconductor Equipment — 30.3%
Alchip Technologies Ltd.	2,000	77,670
Alphawave IP Group PLC(a)	50,427	64,422
ASM International NV	835	303,146
ASPEED Technology Inc.	1,000	85,631
Axcelis Technologies Inc.(a)	489	57,849
BE Semiconductor Industries NV	1,922	173,006
Credo Technology Group Holdings Ltd.(a)(c)	8,932	72,439
eMemory Technology Inc.	1,000	59,792
Entegris Inc.	1,262	94,549
First Solar Inc.(a)	466	85,082
KLA Corp.	366	141,474
Lasertec Corp.	1,300	176,860
Lattice Semiconductor Corp.(a)	3,774	300,788
Marvell Technology Inc.	3,375	133,245
Monolithic Power Systems Inc.	531	245,306
Nvidia Corp.	1,515	420,397
ON Semiconductor Corp.(a)	3,208	230,848
Qorvo Inc.(a)	830	76,426
Rambus Inc.(a)	2,360	104,642
SK Hynix Inc.	1,304	87,738
SMA Solar Technology AG(a)	336	36,345
SOITEC(a)	1,495	220,817
Wolfspeed Inc.(a)	2,844	132,388

		3,380,860

Software — 19.8%
Altium Ltd.	7,374	187,972
Appier Group Inc.(a)	4,800	54,507
Aspen Technology Inc.(a)	622	110,094
Atlassian Corp., NVS(a)	598	88,301
Freee KK(a)	4,100	117,314
Gitlab Inc., Class A(a)	1,330	40,379
Glodon Co. Ltd., Class A	15,871	133,083
Kinaxis Inc.(a)	814	111,786
Manhattan Associates Inc.(a)	511	84,662
Nemetschek SE	876	68,471
Palo Alto Networks Inc.(a)	1,057	192,860
Rapid7 Inc.(a)	1,491	72,478
RingCentral Inc., Class A(a)	1,503	41,423
Sage Group PLC (The)	7,052	72,727

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Future Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Shanghai Baosight Software Co. Ltd., Class A	6,852	$53,469
SiteMinder Ltd.(a)(c)	35,893	87,054
Synopsys Inc.(a)	1,102	409,195
Tenable Holdings Inc.(a)	1,057	39,098
Unity Software Inc.(a)(c)	1,695	45,714
Xero Ltd.(a)	2,291	143,017
Zscaler Inc.(a)	556	50,096

		2,203,700

Specialty Retail — 0.5%
Farfetch Ltd., Class A(a)(c)	12,919	52,064

Technology Hardware, Storage & Peripherals — 2.5%
Pure Storage Inc., Class A(a)	7,061	161,202
Wiwynn Corp.	3,000	114,170

		275,372

Total Long-Term Investments — 97.1% (Cost: $10,999,643)		10,822,235

Short-Term Securities

Money Market Funds — 7.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.02%(d)(e)(f)	481,488	481,633

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.75%(d)(e)	310,000	$310,000

Total Short-Term Securities — 7.1% (Cost: $791,387)		791,633

Total Investments — 104.2% (Cost: $11,791,030)		11,613,868

Liabilities in Excess of Other Assets — (4.2)%		(472,875)

Net Assets — 100.0%		$ 11,140,993

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period endedApril 30, 2023 for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,737,915	$—	$(1,256,793	)(a)	$545	$(34)	$481,633	481,488	$3,608	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	830,000	—	(520,000	)(a)	—	—	310,000	310,000	14,802		—

					$545	$(34)	$791,633		$18,410		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

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Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Future Tech ETF

Fair Value Hierarchy as of Period End (continued)

inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,896,546	$4,925,689	$—	$10,822,235
Short-Term Securities
Money Market Funds	791,633	—	—	791,633

	$6,688,179	$4,925,689	$—	$11,613,868

Portfolio Abbreviation

ADR	American Depositary Receipt

JSC	Joint Stock Company

NVS	Non-Voting Shares

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